Summary of significant accounting policies (Details 5)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Total	$ (457,280)	¥ (3,153,455)	¥ 1,783,762
Shanghai Weimu [Member]
Total	(441,057)	(3,040,267)	1,896,950
Viwo Tech [Member]
Total	$ (16,223)	¥ (113,188)	¥ (113,188)